DEBT (Details) In Millions, unless otherwise specified	6 Months Ended																	6 Months Ended							6 Months Ended
	Jun. 30, 2014 CAD	Dec. 31, 2013 CAD	Jun. 30, 2014 Committed credit facilities CAD	Dec. 31, 2013 Committed credit facilities CAD	Jun. 30, 2014 Committed credit facilities Subsequent Event CAD	Jun. 30, 2014 Committed credit facilities Operating Segments CAD	Dec. 31, 2013 Committed credit facilities Operating Segments CAD	Jun. 30, 2014 Committed credit facilities Liquids Pipelines CAD	Dec. 31, 2013 Committed credit facilities Liquids Pipelines CAD	Jun. 30, 2014 Committed credit facilities Gas Distribution CAD	Dec. 31, 2013 Committed credit facilities Gas Distribution CAD	Jun. 30, 2014 Committed credit facilities Sponsored Investments CAD	Dec. 31, 2013 Committed credit facilities Sponsored Investments CAD	Jun. 30, 2014 Committed credit facilities Corporate CAD	Dec. 31, 2013 Committed credit facilities Corporate CAD	Jun. 30, 2014 Uncommitted demand credit facilities CAD	Jun. 30, 2014 Unsecured medium-term notes having maturities ranging from three to 30 years CAD	Jun. 30, 2014 Medium-term notes maturing in 50 years CAD	Jun. 30, 2014 Southern Lights project financing Committed credit facilities CAD	Dec. 31, 2013 Southern Lights project financing Committed credit facilities CAD	Jun. 30, 2014 Debt service reserve letters of credit Committed credit facilities CAD	Jun. 30, 2014 Commercial paper and credit facility draws, net of short term borrowings CAD	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings CAD	Jun. 30, 2014 Unsecured senior notes USD ($)	Jun. 30, 2014 Unsecured medium-term notes and unsecured senior notes having maturities ranging from three to 30 years	Jun. 30, 2014 Unsecured medium-term notes and unsecured senior notes having maturities ranging from three to 30 years Minimum	Jun. 30, 2014 Unsecured medium-term notes and unsecured senior notes having maturities ranging from three to 30 years Maximum
DEBT
Face amount of notes issued																	1,830	130						$ 1,500
Interest rate, minimum (as a percent)																									0.70%
Interest rate, maximum (as a percent)																									4.60%
Maturity period																		50 years								3 years	30 years
CREDIT FACILITIES
Total Facilities			19,626	19,169		18,052	17,599	300	300	1,008	713	4,797	4,781	11,947	11,805	269			1,574	1,570	63
Draws			8,223			6,721		196		708		1,831		3,986					1,502
Available			11,403			11,331		104		300		2,966		7,961		250			72
Increase in committed credit facilities					75
Weighted average standby fee on unused portion (as a percent)	0.20%
Long-term debt	26,710	22,357																				5,803	4,580